Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited) As of November 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (99.6%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	13,495	13,509
1,2,3	Fannie Mae Pool	2.500%	11/1/26–11/1/46	238,682	241,065
1,2,3	Fannie Mae Pool	3.000%	11/1/25–12/1/49	945,678	969,665
1,2,3	Fannie Mae Pool	3.500%	12/1/20–9/1/49	1,242,124	1,291,955
1,2,3	Fannie Mae Pool	4.000%	12/1/19–11/1/49	1,084,139	1,138,559
1,2,3	Fannie Mae Pool	4.500%	12/1/19–1/1/50	410,406	437,547
1,2,3	Fannie Mae Pool	5.000%	10/1/20–12/1/49	144,635	157,388
1,2	Fannie Mae Pool	5.500%	3/1/20–2/1/42	56,374	63,556
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	33,459	38,167
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	8,315	9,591
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	474	530
1,2	Fannie Mae Pool	7.500%	11/1/22	2	2
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	12,008	12,012
1,2	Freddie Mac Gold Pool	2.500%	8/1/22–10/1/46	197,042	199,619
1,2	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	656,428	674,027
1,2	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	765,341	797,805
1,2	Freddie Mac Gold Pool	4.000%	1/1/20–6/1/49	521,527	548,707
1,2	Freddie Mac Gold Pool	4.500%	12/1/19–11/1/48	245,263	262,107
1,2	Freddie Mac Gold Pool	5.000%	2/1/20–11/1/48	58,669	64,567
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	44,804	50,208
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	26,435	30,308
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,201	4,772
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	198	226
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	30,051	30,915
1,3	Ginnie Mae I Pool	3.500%	2/15/26–12/1/49	35,065	36,627
1,3	Ginnie Mae I Pool	4.000%	7/15/24–12/1/49	41,192	43,505
1,3	Ginnie Mae I Pool	4.500%	8/15/33–12/1/49	54,059	58,230
1	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	23,350	25,678
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	7,825	8,766
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	2,999	3,448
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	125	142
1	Ginnie Mae I Pool	7.000%	10/15/27	3	4
1,3	Ginnie Mae II Pool	2.500%	6/20/27–12/1/49	52,746	53,155
1,3	Ginnie Mae II Pool	3.000%	10/20/26–1/1/50	751,285	774,546
1,3	Ginnie Mae II Pool	3.500%	12/20/25–12/1/49	1,170,806	1,219,963
1,3	Ginnie Mae II Pool	4.000%	9/20/25–1/1/50	767,174	804,010
1,3	Ginnie Mae II Pool	4.500%	2/20/39–12/1/49	373,877	396,321
1,3	Ginnie Mae II Pool	5.000%	6/20/33–12/1/49	137,859	147,717
1	Ginnie Mae II Pool	5.500%	11/20/33–1/20/49	19,242	21,483
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,509	6,310
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	706	822
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	65	77
1	UMBS Pool	2.000%	1/1/32	2,500	2,475
1	UMBS Pool	2.500%	11/1/34–11/1/49	16,211	16,159
1	UMBS Pool	3.000%	6/1/30–11/1/49	126,182	129,157
1	UMBS Pool	3.500%	9/1/26–10/1/49	183,819	190,326
1	UMBS Pool	4.000%	8/1/38–9/1/49	166,086	175,057
1	UMBS Pool	4.500%	8/1/48–8/1/49	105,676	112,215
1	UMBS Pool	5.000%	3/1/49–12/1/49	22,202	24,330

1,3	UMBS TBA	2.000%	12/1/34	2,275	2,249
1,3	UMBS TBA	2.500%	12/1/49	85,925	85,066
1,3	UMBS TBA	3.000%	12/1/49–1/1/50	306,330	310,578
1,3	UMBS TBA	3.500%	11/1/49–1/1/50	169,125	173,595
1,3	UMBS TBA	4.000%	12/1/49	55,660	57,739
1,3	UMBS TBA	4.500%	12/1/49	5,850	6,146
					11,922,703
Nonconventional Mortgage-Backed Securities (0.0%)
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.200%	12/1/41	58	60
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.592%	9/1/37	21	22
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.560%	2.272%	7/1/43	674	677
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.682%	4.150%	10/1/37	55	57
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.706%	10/1/39	15	15
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.991%	9/1/42	259	271
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.632%	12/1/40	67	71
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.745%	4.301%	11/1/39	16	17
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.771%	4.734%	5/1/42	19	20
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.793%	3.371%	8/1/42	83	83
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.798%	4.362%	3/1/42	41	44
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.244%	12/1/39	95	98
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	4.076%	11/1/41	47	50
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.685%	10/1/40	6	6
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.810%	12/1/40	2	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.437%	11/1/41	14	14
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.733%	1/1/42	97	102
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.690%	11/1/40	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.557%	12/1/41	40	42
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.693%	5/1/41	28	29
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.819%	4.382%	9/1/40	93	98
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.875%	3/1/41	80	84
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.822%	4.902%	2/1/41	3	3

1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.830%	3.451%	4/1/41	31	31
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	4.849%	1/1/40	2	2
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.861%	4.745%	5/1/40	2	2
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	4.784%	4/1/37	5	5
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.476%	2.141%	3/1/43	335	335
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.582%	2.738%	6/1/43	160	161
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.639%	4.390%	8/1/39	33	34
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.651%	4.256%	10/1/42	114	115
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.722%	4.721%	5/1/42	47	50
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.863%	4.611%	2/1/42	91	97
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.810%	11/1/43	147	152
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	3.711%	10/1/37	7	7
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	4.767%	2/1/37	10	11
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	4.740%	12/1/40	16	17
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.840%	4.590%	6/1/37	23	24
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.863%	4.786%	2/1/42	16	16
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.873%	4.114%	12/1/39	9	9
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.722%	6/1/41	43	45
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.755%	5/1/40	1	1
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.756%	6/1/40	14	15
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.895%	4.320%	9/1/40	34	35
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.705%	6/1/40	17	18
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	5.035%	2/1/41	65	69
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	5.210%	3/1/38	5	6
1,4	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/41–8/20/41	76	79
1,4	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	4/20/41	4	4
1,4	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–2/20/41	282	294
1,4	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.125%	11/20/40–12/20/42	281	290
1,4	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	2	2
1,4	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.625%	11/20/40	4	4
					3,802
Total U.S. Government and Agency Obligations (Cost $11,757,027)					11,926,505

		Shares
Temporary Cash Investment (11.0%)
Money Market Fund (11.0%)
5 Vanguard Market Liquidity Fund (Cost $1,315,866)	1.841%	13,157,569	1,316,020
Total Investments (110.6%) (Cost $13,072,893)			13,242,525
Other Assets and Liabilities-Net (-10.6%)			(1,273,902)
Net Assets (100%)			11,968,623

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net

Mortgage-Backed Securities Index Fund

amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At November 30, 2019, counterparties had deposited in segregated accounts securities with a value of $947,000 and cash of $827,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	11,926,505	—
Temporary Cash Investments	1,316,020	—	—
Total	1,316,020	11,926,505	—